Investment In Unconsolidated Joint Venture	9 Months Ended
Sep. 30, 2013
Investment In Unconsolidated Joint Venture [Abstract]
Investment In Unconsolidated Joint Venture

 NOTE F—INVESTMENT IN UNCONSOLIDATED JOINT VENTURE

The Company owns 50% of the membership interests of BSF/BR Augusta JV, LLC (the “JV”), which owns 100% of the membership interests of BSF/BR Augusta, LLC, a legal entity that was formed for the sole purpose of owning the real property known as The Estates at Perimeter. The Estates at Perimeter is a 240-unit apartment community located in Augusta, Georgia. The Company, through its subsidiary, acquired its interest in the JV in September 2010 for $3.8 million. The carrying value of this investment was $2.5 million and $2.6 million as of September 30, 2013 and December 31, 2012, respectively. The following is the condensed consolidated financial information of this unconsolidated joint venture as of the three and nine months ended September 30, 2013 and 2012:

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Rental Revenue	$691,948	$701,889	$2,071,901	$2,094,698
Net income (loss)	$(26,507)	$4,085	$83,348	$82,554
Company share of income from
unconsolidated joint venture activities	$(13,254)	$2,043	$41,674	$41,277

The JV follows GAAP and its accounting policies are similar to those of the Company. The Company shares in profits and losses of the JV in accordance with the JV’s operating agreement. The Company received cash distributions for the nine months ended September 30, 2013 and 2012 of $0.2 million and $0.4 million, respectively. No contributions were made during the nine months ended September 30, 2013.